SIGNIFICANT ACCOUNTING POLICIES (Details 1)	9 Months Ended
Sep. 30, 2020
Accounts Payable and Accrued Liabilities
DisclosureOfChangesInClassificationsLineItems [Line Items]
Classification under IAS 39	Other financial liabilities
Classification under IFRS 9	Other financial liabilities
Short-Term Loan
DisclosureOfChangesInClassificationsLineItems [Line Items]
Classification under IAS 39	Other financial liabilities
Classification under IFRS 9	Other financial liabilities
Due to Related Parties
DisclosureOfChangesInClassificationsLineItems [Line Items]
Classification under IAS 39	Other financial liabilities
Classification under IFRS 9	Other financial liabilities
Derivative Liabilities
DisclosureOfChangesInClassificationsLineItems [Line Items]
Classification under IAS 39	FVTPL
Classification under IFRS 9	FVTPL
Cash
DisclosureOfChangesInClassificationsLineItems [Line Items]
Classification under IAS 39	FVTPL
Classification under IFRS 9	Amortized cost
Accounts Receivable
DisclosureOfChangesInClassificationsLineItems [Line Items]
Classification under IAS 39	Notes and receivable
Classification under IFRS 9	Amortized cost
Derivative Assets
DisclosureOfChangesInClassificationsLineItems [Line Items]
Classification under IAS 39	FVTPL
Classification under IFRS 9	FVTPL